UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - shares		9 Months Ended
	Sep. 17, 2021	Sep. 30, 2022	May 14, 2022
Over-allotment option
Forfeited shares (in shares)	562,500	562,500
Class B Common Stock | Sponsor
Number of shares surrendered			718,750
Aggregate number of shares owned			4,312,500